Operating Segments (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Schedule of Revenue Reported in Financial Statements are Attributed to Countries Based on Location of Customer

Revenue reported in the financial statements are attributed to countries based on the location of the customers, as follows:

	Year ended December 31
	2025	2024	2023

Digital Asset Segment:
Switzerland	$-	$871	$976
United States	$159	$231	$149
United Kingdom	$34	$56	$4
Japan	$51	$44	$107
State of Israel	$16	$16	$21
Gibraltar	$5	$-	$11,380
South Korea	$25	$20	$37
Other	$28	$55	$114

Schedule of Revenue from Major Customers

Revenue from major customers which account for 10 percent or more of total revenue as reported in the financial statements:

	Year ended December 31
	2025	2024	2023

Customer A (*)	$-	$659	$976

(*)	See note 14 - Related parties